UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-6540

Name of Fund:  MuniYield Insured Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, MuniYield Insured Fund, Inc., 800 Scudders Mill
     Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 11/01/04 - 01/31/05

Item 1 - Schedule of Investments

MuniYield Insured Fund, Inc.
Schedule of Investments as of January 31, 2005                                                               (in Thousands)
                        Face
State                 Amount   Municipal Bonds                                                                        Value
Alabama - 0.8%                 Jefferson County, Alabama, Limited Obligation School Warrants, Series A:
                      $4,500       5.50% due 1/01/2021                                                             $  4,959
                       3,000       5% due 1/01/2024                                                                   3,136

Alaska - 1.6%                  Alaska Energy Authority, Power Revenue Refunding Bonds (Bradley Lake),
                               Fourth Series (g):
                       3,695       6% due 7/01/2018                                                                   4,456
                       1,150       6% due 7/01/2020                                                                   1,402
                      11,280   Alaska State Housing Finance Corporation, Revenue Refunding Bonds, Series A,
                               5.875% due 12/01/2024 (d)(i)(j)                                                       11,680

California - 33.6%    10,000   Alameda Corridor Transportation Authority, California, Capital Appreciation
                               Revenue Refunding Bonds, Subordinate Lien, Series A, 5.473% due 10/01/2012 (a)(f)      7,321
                       5,000   Antioch, California, Public Finance Authority, Lease Revenue Refunding Bonds
                               (Municipal Facilities Project), Series A, 5.50% due 1/01/2032 (i)                      5,526
                      10,000   California Infrastructure and Economic Development Bank, Bay Area Toll Bridges
                               Revenue Bonds, First Lien, Series A, 5% due 7/01/2025 (c)                             10,649
                               California State Department of Water Resources, Power Supply Revenue Bonds:
                      10,000       Series A, 5.25% due 5/01/2020 (i)                                                 11,054
                       3,675       Series A, 5.375% due 5/01/2021                                                     4,020
                      12,010       Series A, 5.375% due 5/01/2022 (i)                                                13,225
                       1,500       VRDN, Series C-3, 1.82% due 5/01/2022 (a)(h)                                       1,500
                               California State, GO, DRIVERS (i)(k):
                       7,450       Series 556, 8.854% due 11/01/2011                                                  8,912
                       6,450       Series 557, 8.854% due 4/01/2012                                                   7,787
                       5,000   California State, GO, Refunding, RIB, Series 471x, 8.91% due 9/01/2024 (i)(k)          6,079
                               California State Public Works Board, Lease Revenue Bonds:
                       5,500       (Department of Corrections), Series C, 5.25% due 6/01/2028                         5,802
                       3,755       (Department of General Services), Series D, 5.25% due 6/01/2028                    3,961
                       5,250       (Department of Mental Health - Coalinga State Hospital), Series A, 5.125%
                                   due 6/01/2029                                                                      5,449
                               California State, Various Purpose, GO:
                      12,000       5.25% due 11/01/2029                                                              12,715
                      32,000       Refunding, 5% due 6/01/2034                                                       32,976
                               California Statewide Communities Development Authority:
                       7,740       Health Facility Revenue Bonds (Memorial Health Services), Series A, 6%
                                   due 10/01/2023                                                                     8,763
                       4,205       Water Revenue Bonds (Pooled Financing Program), Series C, 5.25% due
                                   10/01/2034 (g)                                                                     4,489

Portfolio Abbreviations


To simplify the listings of MuniYield Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
EDA        Economic Development Authority
GAN        Grant Anticipation Notes
GO         General Obligation Bonds
HDA        Housing Development Authority
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
PCR        Pollution Control Revenue Bonds
RIB        Residual Interest Bonds
RITR       Residual Interest Trust Receipts
S/F        Single-Family
VRDN       Variable Rate Demand Notes



MuniYield Insured Fund, Inc.
Schedule of Investments as of January 31, 2005 (concluded)                                                   (in Thousands)
                        Face
State                 Amount   Municipal Bonds                                                                        Value
California           $ 7,500   Desert Sands, California, Unified School District, GO (Election of 2001),
(concluded)                    5% due 6/01/2029 (g)                                                                $  7,876
                       5,800   Fairfield-Suisun, California, Unified School District, GO (Election of 2002),
                               5.50% due 8/01/2028 (i)                                                                6,458
                       5,015   Gavilan, California, Joint Community College District, GO, DRIVERS, Series 587-Z,
                               8.854% due 8/01/2012 (a)(k)                                                            6,152
                               Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                               Revenue Bonds:
                      13,500       RIB, Series 920X, 8.91% due 6/01/2033 (c)(k)                                      16,084
                       1,500       Series B, 5.50% due 6/01/2033                                                      1,610
                      12,000       Series B, 5.625% due 6/01/2038 (c)                                                13,209
                       2,500       Series B, 5.50% due 6/01/2043                                                      2,672
                       1,000   Long Beach, California, Harbor Revenue Refunding Bonds, AMT, Series B, 5.20% due
                               5/15/2027 (i)                                                                          1,051
                      10,000   Los Angeles, California, Community College District, GO, Series A, 5.50% due
                               8/01/2018 (i)                                                                         11,284
                       5,000   Los Angeles, California, Harbor Department Revenue Bonds, RITR, AMT, Series RI-7,
                               10.225% due 11/01/2026 (i)(k)                                                          5,689
                               Los Angeles, California, Unified School District, GO:
                       6,265       DRIVERS, Series 261, 8.657% due 7/01/2022 (c)(k)                                   7,482
                      13,800       Series A, 5% due 1/01/2028 (i)                                                    14,496
                      11,775   Los Angeles, California, Water and Power Revenue Bonds (Power System), Series B,
                               5% due 7/01/2035 (g)                                                                  12,284
                       3,000   Palm Springs, California, Financing Authority, Lease Revenue Refunding Bonds
                               (Convention Center Project), Series A, 5.50% due 11/01/2029 (i)                        3,362
                         145   Port Oakland, California, Revenue Bonds, AMT, Series K, 5.75% due 11/01/2021 (c)         159
                       9,465   Port Oakland, California, Revenue Refunding Bonds, AMT, Series L, 5.375% due
                               11/01/2027 (c)                                                                        10,032
                       7,000   Port Oakland, California, Trust Receipts, Revenue Bonds, AMT, Class R,
                               Series K, 9.324% due 11/01/2021 (c)(k)                                                 8,385
                               Riverside County, California, Public Financing Authority, Tax Allocation Revenue
                               Bonds (Redevelopment Projects) (e):
                      10,000       5% due 10/01/2035                                                                 10,364
                      15,350       5% due 10/01/2037                                                                 15,821
                      25,000   Sacramento County, California, Sanitation District Financing Authority Revenue
                               Bonds, Series A, 5% due 12/01/2035 (a)                                                26,226
                      10,000   San Diego County, California, Water Authority, Water Revenue Bonds, COP,
                               Series A, 5% due 5/01/2031 (g)                                                        10,482
                       6,895   San Jose, California, Redevelopment Agency, Tax Allocation Refunding Bonds
                               (Merged Area Redevelopment Project), 5.60% due 8/01/2019 (i)                           7,513
                       8,310   Stockton, California, Public Financing Authority, Lease Revenue Bonds
                               (Parking & Capital Projects), 5.25% due 9/01/2034 (c)                                  8,920

Colorado - 0.6%        6,050   Regional Transportation District of Colorado, Sales Tax Revenue Bonds,
                               Series A, 5% due 11/01/2015 (a)                                                        6,690

Florida - 6.6%         3,500   Escambia County, Florida, Health Facilities Authority, Health Facility Revenue
                               Bonds (Florida Health Care Facility Loan), 5.95% due 7/01/2020 (a)                     3,553
                      13,745   Florida State Board of Education, Public Education, Capital Outlay, GO,
                               Refunding, Series A, 5% due 6/01/2016 (c)                                             15,412
                      14,175   Florida State Turnpike Authority, Turnpike Revenue Refunding Bonds (Department
                               of Transportation), Series A, 5% due 7/01/2015 (g)                                    15,731
                       4,500   Miami-Dade County, Florida, Aviation Revenue Bonds (Miami International Airport),
                               Series B, 5% due 10/01/2031 (c)                                                        4,710
                               Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International
                               Airport), AMT (c):
                      10,750       5.375% due 10/01/2025                                                             11,432
                       1,000       5.375% due 10/01/2027                                                              1,057
                               Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds:
                       5,000       Adventist Health System, 5.625% due 11/15/2032                                     5,330
                       2,000       Orlando Regional Healthcare, 5.75% due 12/01/2032                                  2,138
                      10,000   Orlando and Orange County, Florida, Expressway Authority Revenue Bonds,
                               Series B, 5% due 7/01/2035 (a)                                                        10,432

Georgia - 6.9%                 Atlanta, Georgia, Airport General Revenue Refunding Bonds (g):
                      26,500       AMT, Series A, 5.125% due 1/01/2030                                               27,548
                      12,500       Series B, 5.25% due 1/01/2033                                                     13,391
                      27,000   Atlanta, Georgia, Airport Passenger Facility Charge and Subordinate Lien
                               General Revenue Bonds, Series J,  5% due 1/01/2034 (g)                                28,113
                       1,200   Atlanta, Georgia, Water and Wastewater Revenue Bonds, VRDN, Series C, 1.84%
                               due 11/01/2041 (g)(h)                                                                  1,200
                       3,600   Monroe County, Georgia, Development Authority, PCR (Oglethorpe Power
                               Corporation-Scherer), VRDN, Series B, 1.83% due 1/01/2020 (a)(h)                       3,600

Hawaii - 0.3%          2,000   Hawaii State, GO, Series CX, 5.50% due 2/01/2021 (g)                                   2,241
                       1,100   Hawaii State Highway Revenue Bonds, 5.50% due 7/01/2020 (g)                            1,216

Illinois - 9.0%                Chicago, Illinois, O'Hare International Airport, General Revenue Refunding
                               Bonds, Third Lien (i):
                       3,000       AMT, Series C, 5.25% due 1/01/2024                                                 3,198
                       5,000       Series A, 5% due 1/01/2029                                                         5,194
                       4,690       Series A, 5% due 1/01/2030                                                         4,868
                               Chicago, Illinois, O'Hare International Airport Revenue Bonds, AMT:
                      13,115       DRIVERS, Series 368, 9.813% due 7/01/2011 (i)(k)                                  16,491
                       8,600       DRIVERS, Series 369, 10.378% due 7/01/2011 (e)(k)                                 10,732
                      16,685       Third Lien, Series B-2, 5.25% due 1/01/2027 (i)                                   17,520
                               Chicago, Illinois, O'Hare International Airport Revenue Refunding Bonds, AMT:
                       8,200       DRIVERS, Series 653-Z, 8.814% due 1/01/2012 (g)(k)                                 8,972
                       1,500       Third Lien, Series C-2, 5.25% due 1/01/2034 (e)                                    1,568
                      10,000   Illinois State, GO, First Series, 5.50% due 4/01/2016 (g)                             11,231
                       2,000   Illinois State Sales Tax Revenue Bonds, 6.125% due 6/15/2016                           2,295
                       6,035   Mc Lean and Woodford Counties, Illinois, Community Unit, School District
                               Number 005, GO, Refunding, 6.375% due 12/01/2016 (g)                                   7,166
                       4,800   Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax
                               Revenue Refunding Bonds (McCormick Place Expansion), Series B, 5.75% due
                               6/15/2023 (i)                                                                          5,540
                       1,000   Regional Transportation Authority, Illinois, Revenue Bonds, Series C, 7.75%
                               due 6/01/2020 (c)                                                                      1,424

Indiana - 4.8%         2,250   Indiana Health Facilities Financing Authority, Hospital Revenue Bonds
                               (Deaconess Hospital Obligated Group), Series A, 5.375% due 3/01/2034 (a)               2,418
                               Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A (c):
                       3,000       5.25% due 6/01/2026                                                                3,275
                      14,000       5.25% due 6/01/2028                                                               15,158
                      20,000       5.25% due 6/01/2029                                                               21,590
                       8,000   Indianapolis, Indiana, Local Public Improvement Bond Bank Revenue Bonds
                               (Waterworks Project), Series A, 5.125% due 7/01/2027 (i)                               8,459

Kansas - 0.9%          8,500   Burlington, Kansas, PCR, Refunding (Kansas Gas and Electric Company Project),
                               Series A, 5.30% due 6/01/2031 (i)                                                      9,196

Louisiana - 1.9%       3,750   Louisiana Local Government, Environmental Facilities, Community Development
                               Authority Revenue Bonds (Capital Projects and Equipment Acquisition),
                               Series A, 6.30% due 7/01/2030 (a)                                                      4,113
                      15,000   Louisiana Public Facilities Authority, Revenue Refunding Bonds (Baton Rouge
                               General Medical Center Project), 5.25% due 7/01/2033 (d)(i)                           15,938

Massachusetts - 4.5%   2,500   Massachusetts State, HFA, Housing Development Revenue Refunding Bonds, Series B,
                               5.40% due 12/01/2028 (i)                                                               2,580
                       7,550   Massachusetts State Port Authority Revenue Bonds, Series A, 5% due 7/01/2033 (i)       7,866
                               Massachusetts State Special Obligation Dedicated Tax Revenue Bonds (c):
                       8,460       5.25% due 1/01/2025                                                                9,253
                       6,160       5.25% due 1/01/2028                                                                6,641
                      10,000       5.75% due 1/01/2032                                                               11,317
                      10,000       5% due 1/01/2034                                                                  10,446

Michigan - 4.8%        9,360   Clarkston, Michigan, Community Schools, GO, 5.25% due 5/01/2029 (g)                   10,052
                      19,900   Detroit, Michigan, Sewer Disposal Revenue Bonds, Senior Lien, VRDN, Series A,
                               1.84% due 7/01/2033 (g)(h)                                                            19,900
                       2,845   Eastern Michigan University, Revenue Refunding Bonds, VRDN, 1.84% due
                               6/01/2027 (c)(h)                                                                       2,845
                       1,400   Michigan State Revenue Bonds, GAN, Series B, 1.83% due 9/15/2008 (g)                   1,400
                               Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds
                               (Detroit Edison Company Project), AMT (e):
                       8,000       Series A, 5.50% due 6/01/2030                                                      8,577
                       5,000       Series C, 5.65% due 9/01/2029                                                      5,347
                       2,945   Northern Michigan University Revenue Bonds, VRDN, 1.84% due 6/01/2031 (c)(h)           2,945

Minnesota - 1.1%      10,000   Minneapolis and Saint Paul, Minnesota, Metropolitan Airports Commission,
                               Airport Revenue Bonds, Series A, 5.90% due 1/01/2029 (c)                              11,202

Missouri - 0.3%          230   Missouri State Housing Development Commission, S/F Mortgage Revenue Bonds
                               (Homeowner Loan), AMT, Series C-1, 7.15% due 3/01/2032 (l)                               241
                       2,800   Saint Louis, Missouri, Airport Revenue Bonds (Airport Development Program),
                               Series A, 5.625% due 7/01/2019 (i)                                                     3,158

Nevada - 11.0%        25,000   Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, Series A-2,
                               5% due 7/01/2030 (c)                                                                  25,989
                               Clark County, Nevada, IDR (Southwest Gas Corporation Project), AMT:
                      12,675       Series A, 5.25% due 7/01/2034 (a)                                                 13,274
                      12,000       Series D, 5.25% due 3/01/2038 (c)                                                 12,444
                       6,000   Henderson, Nevada, Health Care Facilities Revenue Bonds (Catholic Healthcare
                               West), Series A, 5.625% due 7/01/2024                                                  6,369
                       5,000   Humboldt County, Nevada, PCR, Refunding (Sierra Pacific Project), 6.55% due
                               10/01/2013 (a)                                                                         5,244
                       3,000   Las Vegas New Convention and Visitors Authority Revenue Bonds, 6% due
                               7/01/2019 (a)                                                                          3,407
                      20,375   Nevada State, Nevada Municipal Bond Bank, GO, Series A, 5.50% due
                               11/01/2025 (c)                                                                        20,984
                       3,130   Reno, Nevada, Capital Improvement Revenue Bonds, 5.50% due 6/01/2019 (c)               3,510
                               Washoe County, Nevada, Gas Facilities Revenue Bonds (Sierra Pacific Power
                               Company), AMT:
                      15,000       6.65% due 12/01/2017 (a)                                                          15,196
                       5,000       6.55% due 9/01/2020 (i)                                                            5,142
                       5,000   Washoe County, Nevada, Water Facility Revenue Bonds (Sierra Pacific Power
                               Company), AMT, 6.65% due 6/01/2017 (i)                                                 5,190

New Jersey - 11.6%    16,000   Garden State Preservation Trust of New Jersey, Open Space and Farmland
                               Preservation Revenue Bonds, Series A, 5.75% due 11/01/2028 (g)                        19,152
                               New Jersey EDA, Cigarette Tax Revenue Bonds:
                       3,060       5.75% due 6/15/2029                                                                3,249
                       2,610       5.50% due 6/15/2031                                                                2,714
                      14,135       5.75% due 6/15/2034                                                               14,909
                               New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A (i):
                      14,665       5.25% due 7/01/2031                                                               15,852
                      15,000       5.25% due 7/01/2033                                                               16,202
                               New Jersey EDA, School Facilities Construction Revenue Bonds, Series I:
                       5,500       5.25% due 9/01/2028                                                                5,884
                       3,250       5.25% due 9/01/2029                                                                3,467
                      23,960   New Jersey EDA, School Facilities Construction Revenue Refunding Bonds,
                               Series K, 5.25% due 12/15/2014 (a)                                                    27,181
                      10,000   New Jersey State, GO, Refunding, Series L, 5.25% due 7/15/2016 (a)                    11,416
                               Newark, New Jersey, Housing Authority, Port Authority-Port Newark Marine
                               Terminal Additional Rent-Backed Revenue Bonds (City of Newark Redevelopment
                               Projects) (i):
                       1,500       5.50% due 1/01/2027                                                                1,657
                       1,380       5.50% due 1/01/2028                                                                1,521

New Mexico - 0.2%      1,605   New Mexico Educational Assistance Foundation, Student Loan Revenue Refunding
                               Bonds (Student Loan Program), AMT, First Sub-Series A-2, 6.65% due 11/01/2025          1,609
                         895   New Mexico Mortgage Finance Authority, S/F Mortgage Revenue Bonds, AMT, Series C-2,
                               6.95% due 9/01/2031 (l)                                                                  916

New York - 13.2%               Long Island Power Authority, New York, Electric System Revenue Bonds, Series A:
                      10,250       5.10% due 9/01/2029                                                               10,711
                      12,500       5% due 9/01/2034 (a)                                                              13,071
                      12,500   Metropolitan Transportation Authority, New York, Commuter Facilities Revenue
                               Refunding Bonds, Series B, 5.125% due 7/01/2024 (a)(b)                                13,285
                      40,000   New York City, New York, City Municipal Water Finance Authority, Water and
                               Sewer System Revenue Refunding Bonds, Series B, 5% due 6/15/2036 (g)                  41,874
                               New York City, New York, GO:
                      13,840       Series B, 5.875% due 8/01/2016 (i)                                                15,900
                      10,000       Series J, 5.25% due 5/15/2024                                                     10,752
                       1,000       Series J, 5.25% due 5/15/2025                                                      1,076
                       6,000       Sub-Series C-1, 5.25% due 8/15/2026                                                6,452
                       7,000   New York State Urban Development Corporation, Personal Income Tax Revenue
                               Bonds (State Facilities), Series A-1, 5% due 3/15/2029 (c)                             7,345
                      19,500   Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT,
                               137th Series, 5.125% due 7/15/2030 (g)                                                20,478

North Dakota - 0.1%    1,230   North Dakota State Housing Finance Agency, Home Mortgage Revenue Refunding
                               Bonds (Housing Finance Program), AMT, Series A, 6.40% due 7/01/2020                    1,321

Ohio - 0.6%            1,500   Franklin County, Ohio, Hospital Improvement Revenue Bonds (Children's Hospital
                               Project), 5.50% due 5/01/2028 (a)                                                      1,655
                       5,020   Montgomery County, Ohio, Revenue Bonds (Catholic Health Initiatives), Series A,
                               5% due 5/01/2032                                                                       5,184

Oklahoma - 0.9%        7,500   Oklahoma State, IDR, Refunding, DRIVERS, Series 455, 9.344% due 2/15/2008 (i)(k)       9,153

Oregon - 2.4%                  Multnomah-Clackamas Counties, Oregon, Gresham-Barlo School District Number 10JT,
                               GO (g):
                       2,625       5.50% due 6/15/2016                                                                2,950
                       2,525       5.50% due 6/15/2017                                                                2,837
                       3,035       5.50% due 6/15/2018                                                                3,410
                               Portland, Oregon, Sewer System Revenue Bonds, Series A (c):
                       5,000       5.75% due 8/01/2019                                                                5,633
                      10,000       5.75% due 8/01/2020                                                               11,222

Pennsylvania - 3.8%    7,800   Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds, DRIVERS,
                               Series 460-Z, 8.864%  due 6/01/2012 (a)(k)                                             9,525
                               Philadelphia, Pennsylvania, School District, GO (c):
                       5,175       Series B, 5.625% due 8/01/2021                                                     5,786
                      12,115       Series D, 5.125% due 6/01/2034                                                    12,784
                       6,000       Series D, 5.25% due 6/01/2034                                                      6,439
                       5,000   Sayre, Pennsylvania, Health Care Facilities Authority Revenue Bonds
                               (Guthrie Health Issue), Series B, 7.125% due 12/01/2031 (a)                            5,934

South Carolina - 2.3%  1,435   South Carolina Housing Finance and Development Authority, Mortgage Revenue
                               Refunding Bonds, AMT, Series A-2, 6.35% due 7/01/2019 (g)                              1,483
                      18,030   South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A,
                               5% due 10/01/2029 (a)                                                                 18,786
                       4,200   Spartanburg County, South Carolina, Solid Waste Disposal Facilities Revenue
                               Bonds (BMW Project), AMT, 7.55% due 11/01/2024                                         4,403

Tennessee - 1.0%               Tennessee HDA Revenue Bonds (Homeownership Program), Series 2B, AMT:
                       1,795       6.05% due 7/01/2012                                                                1,849
                       2,250       6.15% due 7/01/2014                                                                2,298
                               Tennessee HDA, Revenue Refunding Bonds (Homeownership Program), AMT,
                               Series A (g):
                       3,940       5.25% due 7/01/2022                                                                4,132
                       2,790       5.35% due 1/01/2026                                                                2,898

Texas - 12.2%          7,500   Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.),
                               Trust Certificates, Second Tier, Series B, 5.75% due 1/01/2032                         7,779
                               Bell County, Texas, Health Facilities Development Corporation, Hospital Revenue
                               Bonds (Scott & White Memorial Hospital), VRDN (h)(i):
                       4,010       Series B-1, 1.84% due 8/15/2029                                                    4,010
                       3,000       Series B-2, 1.84% due 8/15/2029                                                    3,000
                       1,880   Bexar, Texas, Metropolitan Water District, Waterworks System Revenue Refunding
                               Bonds, 6.35% due 5/01/2025 (i)                                                         1,935
                      10,500   Dallas-Fort Worth, Texas, International Airport Revenue Bonds, DRIVERS, AMT,
                               Series 353, 8.814% due 5/01/2011 (i)(k)                                               11,972
                       7,500   Dallas-Fort Worth, Texas, International Airport Revenue Refunding Bonds,
                               DRIVERS, AMT, Series 336Z, 9.639% due 11/01/2026 (c)(k)                                8,587
                               Harris County, Houston, Texas, Sports Authority, Revenue Refunding Bonds,
                               Senior Lien, Series G (i):
                       1,665       5.75% due 11/15/2019                                                               1,890
                       3,500       5.75% due 11/15/2020                                                               3,972
                      10,000       5.25% due 11/15/2030                                                              10,523
                       3,000   Harris County, Texas, Health Facilities Development Corporation, Hospital
                               Revenue Bonds (Texas Children's Hospital), VRDN, Series B-1, 1.84% due
                               10/01/2029 (h)(i)                                                                      3,000
                               Houston, Texas, Airport System Revenue Refunding Bonds (g):
                      15,000       RIB, Series 845X, 8.87% due 7/01/2030 (k)                                         17,782
                       9,500       Sub-Lien, AMT, Series A, 5.70% due 7/01/2030                                       9,601
                       4,875   Texas State Department of Housing and Community Affairs, S/F Mortgage Revenue
                               Bonds, AMT, Series A, 5.45% due 9/01/2023 (i)(l)                                       5,122
                      10,000   Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds,
                               First Tier, Series A, 5.50% due 8/15/2039 (a)                                         11,041
                       4,000   Texas Technical University, Financing System Revenue Bonds, Seventh Series,
                               5.50% due 8/15/2019 (i)                                                                4,474
                      10,000   Travis County, Texas, Health Facilities Development Corporation Revenue
                               Refunding Bonds, RITR, Series 4, 9.514% due 11/15/2024 (a)(k)                         12,792
                      11,240   University of Houston, Texas, University Revenue Bonds, 5.50% due 2/15/2030 (i)       12,238

Vermont - 0.1%         1,095   Vermont HFA, S/F Housing Revenue Bonds, AMT, Series 12B, 6.30% due 11/01/2019 (g)      1,097

Virginia - 0.3%        2,500   Halifax County, Virginia, IDA, Exempt Facility Revenue Refunding Bonds
                               (Old Dominion Electric Cooperative Project), AMT, 5.625% due 6/01/2028 (a)             2,744

Washington - 15.8%             Bellevue, Washington, GO, Refunding (i):
                       2,545       5.25% due 12/01/2026                                                               2,775
                       2,455       5.25% due 12/01/2027                                                               2,665
                       2,850       5.25% due 12/01/2028                                                               3,082
                       3,000       5.25% due 12/01/2029                                                               3,234
                      17,600       5% due 12/01/2034                                                                 18,320
                       3,030   Chelan County, Washington, Public Utility District Number 001, Consolidated
                               Revenue Bonds (Chelan Hydro System), AMT, Series A, 5.45% due 7/01/2037 (a)            3,195
                               Chelan County, Washington, Public Utility District Number 001, Consolidated
                               Revenue Refunding Bonds (Chelan Hydro System), AMT (i):
                       6,595       Series B, 6.35% due 7/01/2026                                                      7,253
                       6,000       Series C, 5.65% due 7/01/2032                                                      6,460
                      10,000   Energy Northwest, Washington, Electric Revenue Refunding Bonds (Project
                               Number 1), Series B, 6% due 7/01/2017 (i)                                             11,599
                       3,500   Port Seattle, Washington, Revenue Bonds, Series A, 5.50% due 2/01/2026 (i)             3,826
                      19,565   Port Seattle, Washington, Revenue Refunding Bonds, Series B, AMT, 5.20%
                               due 7/01/2029 (i)                                                                     20,438
                      10,000   Radford Court Properties, Washington, Student Housing Revenue Bonds, 5.75%
                               due 6/01/2032 (i)                                                                     11,205
                       1,720   Seattle, Washington, Drain and Wastewater Utility Revenue Bonds, 5.75% due
                               11/01/2029 (i)                                                                         1,923
                       9,250   Seattle, Washington, Municipal Light and Power Revenue Bonds, 6% due
                               10/01/2009 (i)(m)                                                                     10,595
                       2,000   Seattle, Washington, Water System Revenue Bonds, Series B, 6% due 7/01/2029 (c)        2,246
                               Skagit County, Washington, Public Hospital District, GO, Series A (i):
                       4,945       5.25% due 12/01/2025                                                               5,414
                       5,450       5.25% due 12/01/2026                                                               5,943
                       7,250   Tacoma, Washington, Solid Waste Utility, Revenue Refunding Bonds, Series B,
                               5.50% due 12/01/2019 (a)                                                               7,845
                       2,000   University of Washington, University Revenue Bonds (Student Facilities Fee),
                               5.75% due 6/01/2025 (g)                                                                2,241
                               Washington State, GO:
                      10,000       DRIVERS, Series 438Z, 9.094% due 1/01/2009 (i)(k)                                 12,059
                      10,235       Series B, 6% due 1/01/2015 (g)                                                    11,549
                       5,695       Series B, 6% due 1/01/2017 (g)                                                     6,426
                       7,000   Washington State Health Care Facilities Authority Revenue Bonds (Providence
                               Health System), Series A, 5.25% due 10/01/2021 (i)                                     7,551

West Virginia - 0.6%   5,925   Harrison County, West Virginia, County Commission for Solid Waste Disposal
                               Revenue Bonds (Monongahela Power), AMT, Series C, 6.75% due 8/01/2024 (a)              6,062

Wisconsin - 0.3%       3,395   Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                               (Synergyhealth Inc.), 6% due 11/15/2033                                                3,573

Puerto Rico - 1.1%    11,000   Puerto Rico Public Buildings Authority, Government Facilities, Revenue
                               Refunding Bonds, Series I, 5.25% due 7/01/2030                                        11,767

                               Total Investments (Cost - $1,550,939*) - 155.2%                                    1,653,291
                               Liabilities in Excess of Other Assets - (1.7%)                                      (17,669)
                               Preferred Stock, at Redemption Value - (53.5%)                                     (570,041)
                                                                                                                ------------
                               Net Assets Applicable to Common Stock - 100.0%                                   $ 1,065,581
                                                                                                                ============


*The cost and unrealized appreciation (depreciation) of investments as of January 31, 2005, computed for federal income tax purposes, were as follows:

                                                     (in Thousands)

    Aggregate cost                                       $1,550,939
                                                         ==========
    Gross unrealized appreciation                        $  102,581
    Gross unrealized depreciation                             (229)
                                                         ----------
    Net unrealized appreciation                          $  102,352
                                                         ==========

(a)AMBAC Insured.

(b)Escrowed to maturity.

(c)FGIC Insured.

(d)FHA Insured.

(e)XL Capital Insured.

(f)Represents a zero coupon; the interest rate shown reflects the effective yield at the time of purchase by the Fund.

(g)FSA Insured.

(h)Security has a maturity of more than one year, but has variable rate and demand features, which qualify it as a short-term security.
The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(i)MBIA Insured.

(j)FNMA Collateralized.

(k)The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(l)FNMA/GNMA Collateralized.

(m)Prerefunded.

Investments in companies considered to be an affiliate of the Fund
(such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                     (in Thousands)

    Affiliate                                    Net       Dividend
                                            Activity         Income

    Merrill Lynch
    Institutional Tax-Exempt Fund              (131)            $34

Forward interest rate swaps outstanding as of January 31, 2005 were as follows:

                                                     (in Thousands)

                                            Notional     Unrealized
                                              Amount   Depreciation

Receive a variable rate equal to
7-Day Bond Market Association
Municipal Swap Index Rate and
pay a fixed rate of 4.774%

Broker, Morgan Stanley Capital Services Inc.
Expires March 2015                             $  21     $    (461)

Receive a variable rate equal to
7-Day Bond Market Association
Municipal Swap Index Rate and
pay a fixed rate of 3.615%

Broker, JPMorgan Chase Bank
Expires April 2015                             $ 226        (1,461)

Receive a variable rate equal to
7-Day Bond Market Association
Municipal Swap Index Rate and
pay a fixed rate of 4.128%

Broker, JPMorgan Chase Bank
Expires August 2026                            $  15          (469)
                                                         ----------
Total                                                    $  (1,930)
                                                         ==========

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniYield Insured Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.,
       President
       MuniYield Insured Fund, Inc.


Date: March 21, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.,
       President
       MuniYield Insured Fund, Inc.


Date: March 21, 2005


By:    /s/ Donald C. Burke
       Donald C. Burke,
       Chief Financial Officer
       MuniYield Insured Fund, Inc.


Date: March 21, 2005